Exhibit 99.5

Monthly Investor Report: Verizon Master Trust - VZMT 2024-4

Collection Period		Payment Date		Transaction Month	Series Status at End of Prior Payment Date
May 2026		06/22/2026		24		Revolving
Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	6/22/26	06/20/2029	$288,686,000.00		5.21%			5.21%
Class A-1b	6/22/26	06/20/2029	$245,918,000.00	33	SOFR +0.55%	06/12/2026	3.59301%	4.14%
Class B	6/22/26	06/20/2029	$40,872,000.00		5.40%			5.40%
Class C	6/22/26	06/20/2029	$24,524,000.00		5.60%			5.60%

Total			$600,000,000.00

Series 2024-4 Allocation % x Group One Available Funds	$41,087,304.42
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$6,539,509.54
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption	600,000,000.00
Total Available Funds	$647,626,813.96

Beginning of Period Reserve Account Balance	$6,539,509.54
Required Reserve Amount	$0.00
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	6,539,509.54
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$0.00

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$44.79	$44.79	$0.00	$0.00	$647,626,769.17
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$647,626,769.17
Asset Representations Reviewer Fee	$23.02	$23.02	$0.00	$0.00	$647,626,746.15
Supplemental ARR Fee	$92.10	$92.10	$0.00	$0.00	$647,626,654.05
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$647,625,404.05
Servicing Fee	$466,277.70	$466,277.70	$0.00	$0.00	$647,159,126.35
Class A-1a Note Interest	$1,253,378.38	$1,253,378.38	$0.00	$0.00	$645,905,747.97
Class A-1b Note Interest	$933,937.34	$933,937.34	$0.00	$0.00	$644,971,810.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$644,971,810.63
Class B Note Interest	$183,924.00	$183,924.00	$0.00	$0.00	$644,787,886.63
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$644,787,886.63
Class C Note Interest	$114,445.33	$114,445.33	$0.00	$0.00	$644,673,441.30
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$644,673,441.30
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$644,673,441.30
Regular Priority Principal Payment	$600,000,000.00	$600,000,000.00	$0.00	$0.00	$44,673,441.30
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$44,673,441.30
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$44,673,441.30
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$44,673,441.30
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$44,673,441.30
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$44,673,441.30
Class R Interest	$44,673,441.30	$44,673,441.30	$0.00	$0.00	$0.00

Total	$647,626,813.96	$647,626,813.96	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$600,000,000.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$288,686,000.00	$0.00	$1,253,378.38	$0.00	$0.00	$289,939,378.38
Class A-1b	$245,918,000.00	$0.00	$933,937.34	$0.00	$0.00	$246,851,937.34
Class B	$40,872,000.00	$0.00	$183,924.00	$0.00	$0.00	$41,055,924.00
Class C	$24,524,000.00	$0.00	$114,445.33	$0.00	$0.00	$24,638,445.33

Total	$600,000,000.00	$0.00	$2,485,685.05	$0.00	$0.00	$602,485,685.05

		Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	Note Balance per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$0.00	$0.00	$0.00	$0.00	$288,686,000.00	1.00	$0.00	0.00
Class A-1b	$0.00	$0.00	$0.00	$0.00	$245,918,000.00	1.00	$0.00	0.00
Class B	$0.00	$0.00	$0.00	$0.00	$40,872,000.00	1.00	$0.00	0.00
Class C	$0.00	$0.00	$0.00	$0.00	$24,524,000.00	1.00	$0.00	0.00

Total				$0.00	$600,000,000.00	1.00	$0.00	0.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$300,000,000.00		300,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.